WCM Developing World Equity Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM International Equity Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated September 20, 2023, to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2023.

Effective October 1, 2023 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to (i) lower its management fee for the WCM Developing World Equity Fund from 1.00% to 0.95% of the Fund’s average daily net assets, (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Developing World Equity Fund from 1.50% to 1.20% and 1.25% to 0.95% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, and (iii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM International Equity Fund from 1.35% to 1.10% and 1.10% to 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

WCM Developing World Equity Fund

The “Fees and Expenses of the Fund” section beginning on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%		0.95%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		12.75%		12.75%
Shareholder service fee	0.12%		0.12%
All other expenses	12.63%		12.63%
Total annual fund operating expenses		13.95%		13.70%
Fees waived and/or expenses reimbursed[2]		(12.75%)		(12.75%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]		1.20%		0.95%

[1]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective October 1, 2023.

[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$381	$660	$1,455
Institutional Class	$97	$303	$525	$1,166

WCM International Equity Fund

The “Fees and Expenses of the Fund” section beginning on page 56 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.85%		0.85%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		1.88%		1.88%
Shareholder service fee	0.10%		0.10%
All other expenses	1.78%		1.78%
Total annual fund operating expenses		2.98%		2.73%
Fees waived and/or expenses reimbursed[2]		(1.88%)		(1.88%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]		1.10%		0.85%

[1]	The expense information in the table has been restated to reflect the current expense caps, effective October 1, 2023.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2033, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$112	$350	$606	$1,340
Institutional Class	$87	$271	$471	$1,049

The first table under the “Investment Advisor” heading on page 113 of the Prospectus is deleted in its entirety and replaced with the following:

The following table illustrates the annual contractual advisory fees to the Advisor for the services and facilities it provides to the Funds, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
WCM Focused International Growth Fund	0.85%
WCM Focused Emerging Markets Fund	1.00%
WCM Focused Global Growth Fund	0.85%
WCM International Small Cap Growth Fund	1.00%
WCM Small Cap Growth Fund(1)	0.99%
WCM SMID Quality Value Fund(2)	0.85%
WCM China Quality Growth Fund	1.00%
WCM Developing World Equity Fund(3)	0.95%
WCM International Equity Fund	0.85%
WCM Focused International Value Fund	0.85%
WCM Focused International Opportunities Fund	1.00%
WCM Mid Cap Quality Value Fund	0.85%
WCM Focused Emerging Markets Ex China Fund	1.00%

(1)	With respect to the WCM Small Cap Growth Fund, effective July 1, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.99% of the average daily net assets of the Fund.

(2)	With respect to the WCM SMID Quality Value Fund, effective November 30, 2022, the Advisor agreed to lower its management fee from 1.00% to 0.85% of the average daily net assets of the Fund.

(3)	With respect to the WCM Developing World Equity Fund, effective October 1, 2023, the Advisor agreed to lower its management fee from 1.00% to 0.95% of the average daily net assets of the Fund.

The table under the “Fund Expenses” heading on page 127 of the Prospectus and page B-42 of the SAI is deleted in its entirety and replaced with the following:

	Expense Limit as Percent of Average Daily Net Assets
Fund	Investor Class	Institutional Class
WCM Focused International Growth Fund	1.50%	1.25%
WCM Focused Emerging Markets Fund	1.50%	1.25%
WCM Focused Global Growth Fund	1.30%	1.05%
WCM International Small Cap Growth Fund	N/A	1.25%
WCM Small Cap Growth Fund(1)	1.24%	0.99%
WCM SMID Quality Value Fund(2)	1.10%	0.85%
WCM China Quality Growth Fund	1.50%	1.25%
WCM Developing World Equity Fund(3)	1.20%	0.95%
WCM International Equity Fund(4)	1.10%	0.85%
WCM Focused International Value Fund	1.50%	1.25%
WCM Focused International Opportunities Fund	1.50%	1.25%
WCM Mid Cap Quality Value Fund	1.25%	1.00%
WCM Focused Emerging Markets ex China Fund	1.50%	1.25%

(1)	With respect to the WCM Small Cap Growth Fund, effective July 1, 2022, the Advisor agreed to reduce the expense caps from 1.50% and 1.25% to 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
(2)	With respect to the WCM SMID Quality Value Fund, effective November 30, 2022, the Advisor agreed to reduce the expense caps from 1.25% and 1.00% to 1.10% and 0.85% of the average daily net assets of the Investor Class and Institutional Class shares, respectively.
(3)	With respect to the WCM Developing World Equity Fund, effective October 1, 2023, the Advisor agreed to reduce the expense caps from 1.50% and 1.25% to 1.20% and 0.95% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
(4)	With respect to the WCM International Equity Fund, effective October 1, 2023, the Advisor agreed to reduce the expense caps from 1.35% and 1.10% to 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

As of the Effective Date, all additional references in the Prospectus and SAI to the annual management fee and expense limitation arrangement with respect to the WCM Developing World Equity Fund and expense limitation arrangement with respect to the WCM International Equity Fund are revised as indicated above.

Please file this Supplement with your records.